Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans	12 Months Ended
Dec. 31, 2016
Retirement Benefits [Abstract]
Employee Compensation, Savings, Pension Other Post-Employment Benefit Plans
Note 19—Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans
We sponsor and administer defined benefit plans and defined contribution plans for the benefit of our employees and also provide other post-employment benefits to retirees who meet age and service requirements. During the years ended December 31, 2016, 2015 and 2014, our contributions related to these plans were approximately $43 million, $50 million and $37 million, respectively. The following summarizes these plans:
Short-Term Incentive Plan.  Dynegy maintains a discretionary incentive compensation plan to provide our employees with rewards for the achievement of corporate goals and individual, professional accomplishments. Specific awards are determined by Dynegy’s Compensation and Human Resources Committee of the Board of Directors and are based on predetermined goals and objectives established at the start of each performance year.
Phantom Stock Plan.  Dynegy has issued phantom stock units under its 2009 Phantom Stock Plan. Units awarded under this plan are long term incentive awards that grant the participant the right to receive a cash payment based on the fair market value of Dynegy’s stock on the vesting date of the award. As these awards must be settled in cash, we account for them as liabilities, with changes in the fair value of the liability recognized as expense in our consolidated statements of operations. Expense recognized in connection with these awards during the years ended December 31, 2016, 2015 and 2014 was $1 million, $1 million and $4 million, respectively.
Dynegy Inc. 401(k) Savings Plans.  For the years ended December 31, 2016, 2015 and 2014, our employees participated in several 401(k) savings plans, all of which meet the requirements of IRC Section 401(k) and are defined contribution plans subject to the provisions of the Employee Retirement Income Security Act. Effective January 1, 2016, all of these plans, except for the Brayton Point Energy LLC 401k Plan for Bargaining Employees, were merged into the Dynegy 401(k) Plan and employees who participate in these plans became eligible to participate in the Dynegy 401(k) Plan. The following summarizes the plan:

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Dynegy 401(k) Plan.  This plan and the related trust fund are established and maintained for the exclusive benefit of participating employees in the U.S. Generally, all employees of designated Dynegy subsidiaries are eligible to participate in this plan. Except for certain represented employees, employee pre-tax and Roth contributions to the plan are matched by the Company at 100 percent, up to a maximum of five percent of base pay (subject to IRS limitations) and vesting in company contributions is based on years of service with 50 percent vesting per full year of service. This plan also allows for a discretionary contribution to eligible employee accounts for each plan year, subject to the sole discretion of the Compensation and Human Resources Committee of the Board of Directors. No discretionary contributions were made for any of the years in the three-year period ended December 31, 2016.

During the years ended December 31, 2016, 2015 and 2014, we recognized aggregate costs related to our 401(k) Plans of $15 million, $10 million and $7 million, respectively.
Pension and Other Post-Employment Benefits
We have various defined benefit pension plans and post-employment benefit plans. Generally, all employees participate in the pension plans (subject to plan eligibility requirements), but only some of our employees participate in the other post-employment medical and life insurance benefit plans. The pension plans are in the form of cash balance plans and more traditional career average or final average pay formula plans. Separately, our EEI employees and retirees participate in EEI’s single-employer pension and other post-employment plans. We consolidate EEI, and therefore, EEI’s plans are reflected in our pension and post-employment balances and disclosures. Dynegy and EEI both use a measurement date of December 31 for their pension and post-employment benefit plans.
In the fourth quarter of 2016, EEI other post-employment plans were amended to change health benefits to a Health Reimbursement Account (“HRA”) for salaried employees and union employees. As a result of these amendments, we remeasured our benefit obligations and the funded status of the affected plans and recorded a net-of-tax gain of approximately $17 million through accumulated other comprehensive income.
In the fourth quarter of 2016, annuities and individual life insurance policies were purchased from the EEI other post-employment plans, relieving Dynegy of its obligation for the medical and life insurance coverage for inactive participants. As a result, we recorded a net-of-tax settlement cost of $6 million through operating and maintenance expense.
Obligations and Funded Status.  The following tables contain information about the obligations, plan assets, and funded status of all plans in which we, or one of our subsidiaries, formerly sponsored or participated in on a combined basis.

	Pension Benefits		Other Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2016	2015
Benefit obligation, beginning of the year	$483	$408	$74	$95
Service cost	16	14	1	1
Interest cost	20	18	3	4
Actuarial (gain) loss	23	(20)	4	(12)
Benefits paid	(32)	(26)	(6)	(5)
Plan change	(2)	—	(17)	(10)
Settlements	—	—	(17)	(1)
Acquisitions	—	89	—	2
Benefit obligation, end of the year	$508	$483	$42	$74
Fair value of plan assets, beginning of the year	$410	$364	$67	$68
Actual return on plan assets	37	(13)	2	2
Employer contributions	—	4	—	—
Benefits paid	(32)	(26)	(3)	(3)
Settlements	—	—	(17)	—
Acquisitions	—	81	—	—
Fair value of plan assets, end of the year	$415	$410	$49	$67
Funded status	$(93)	$(73)	$7	$(7)

Our accumulated benefit obligation related to pension plans was $501 million and $481 million as of December 31, 2016 and 2015, respectively. Our accumulated benefit obligation related to other post-employment plans was $42 million and $74 million as of December 31, 2016 and 2015, respectively.
Amounts recognized in the consolidated balance sheets consist of:

	Pension Benefits		Other Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2016	2015
Non-current assets	$7	$5	$32	$23
Current liabilities	—	—	(2)	(2)
Non-current liabilities	(100)	(78)	(23)	(28)
Net amount recognized	$(93)	$(73)	$7	$(7)

Pre-tax amounts recognized in AOCI consist of:

	Pension Benefits		Other Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2016	2015
Prior service credit	$(12)	$(11)	$(47)	$(34)
Actuarial loss (gain)	2	(6)	1	2
Net gain recognized	$(10)	$(17)	$(46)	$(32)

The net actuarial loss (gain) and prior service credit that were amortized from AOCI into net periodic benefit cost during the years ended December 31, 2016, 2015 and 2014 for the defined benefit pension plans were $1 million, $1 million and $2 million, respectively. The net prior service credit that was amortized from AOCI into net periodic benefit cost during the years ended December 31, 2016, 2015 and 2014 for other post-employment benefit plans was $4 million, $3 million and $3 million, respectively.
The expected amounts that will be amortized from AOCI and recognized as components of net periodic benefit cost (gain) in 2017 are as follows:

(amounts in millions)	Pension Benefits	Other Benefits
Prior service credit	$(1)	$(5)
Actuarial (gain) loss	—	—
Net gain recognized	$(1)	$(5)

The amortization of prior service cost is determined using a straight line amortization of the cost over the average remaining service period of employees expected to receive benefits under the plans.
Components of Net Periodic Benefit Cost (Gain).  The components of net periodic benefit cost (gain) were as follows:

	Pension Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Service cost benefits earned during period	$16	$14	$12
Interest cost on projected benefit obligation	20	18	17
Expected return on plan assets	(22)	(23)	(21)
Amortization of:
Prior service credit	(1)	(1)	(1)
Actuarial gain	—	—	(1)
Net periodic benefit cost	$13	$8	$6

	Other Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Service cost benefits earned during period	$1	$1	$1
Interest cost on projected benefit obligation	3	4	4
Expected return on plan assets	(4)	(4)	(4)
Amortization of:
Prior service credit	(4)	(3)	(3)
Net periodic benefit gain	(4)	(2)	(2)
Settlement cost (1)	6	—	—
Total benefit cost (gain)	$2	$(2)	$(2)

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(1)	The settlement cost for the year ended December 31, 2016 was related to EEI’s other post-employment benefit plan for EEI union employees.
Assumptions.  The following weighted average assumptions were used to determine benefit obligations:

	Pension Benefits		Other Benefits
	Year Ended December 31,
	2016	2015	2016	2015
Discount rate (1)	4.05%	4.35%	4.00%	4.35%
Rate of compensation increase (2)	3.50%	3.50%	3.50%	3.50%
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(1)	We utilized a yield curve approach to determine the discount. Projected benefit payments for the plans were matched against the discount rates in the yield curve.

(2)	The rate of compensation increase used for other post-employment benefits is specifically related to the EEI post-employment plans.
The following weighted average assumptions were used to determine net periodic benefit cost (gain):

	Pension Benefits			Other Benefits
	Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Discount rate	4.05%	4.35%	4.00%	4.00%	4.35%	4.00%
Dynegy - Expected return on plan assets	5.60%	5.70%	6.00%	N/A	N/A	N/A
EEI - Expected return on plan assets (1)	5.90%	6.00%	6.25%	5.40%	5.50%	6.00%
Rate of compensation increase (2)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
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(1)
The average expected return on EEI’s other post-employment plan assets was 5.40 percent, 5.50 percent, and 6 percent for the years ended December 31, 2016, 2015 and 2014, respectively. The expected return on EEI’s other post-employment plan assets was 6.30 percent, 6.20 percent, and 6.50 percent for EEI union employees for the years ended December 31, 2016, 2015 and 2014, respectively. The expected return on EEI’s other post-employment plan assets was 4.50 percent, 4.80 percent, and 5.50 percent for EEI salaried employees for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	The rate of compensation increase used for other post-employment benefits for the years ended December 31, 2016, 2015 and 2014 is specifically related to the EEI post-employment plans.
Our expected long-term rate of return on Dynegy’s pension plan assets and EEI’s pension plan assets is 6.20 percent and 6.40 percent, respectively, for the year ended December 31, 2017. Our expected long-term rate of return on EEI’s other post-employment plan assets is 6.90 percent for EEI union employees and 5.50 percent for EEI salaried employees for the year ended December 31, 2017. This figure begins with a blend of asset class-level returns developed under a theoretical global capital asset pricing model methodology conducted by an outside consultant. In development of this figure, the historical relationships between equities and fixed income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long term. Current market factors such as inflation and interest rates are also incorporated in the assumptions. This figure gives consideration towards the plan’s use of active management and favorable past experience. It is also net of plan expenses.
The following summarizes our assumed health care cost trend rates:

	Year Ended December 31,
	2016	2015	2014
Health care cost trend rate assumed for next year	7.25%	7.00%	7.25%
Ultimate trend rate	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2025	2023	2023

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. The impact of a one percent increase/decrease in assumed health care cost trend rates is as follows:

(amounts in millions)	Increase	Decrease
Aggregate impact on service cost and interest cost	$1	$—
Impact on accumulated post-employment benefit obligation	$3	$(2)

Plan Assets.  We employ a total return investment approach whereby a mix of equity and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks as well as growth, value, and small and large capitalizations. The Dynegy plans have adopted a glide-path approach to de-risk the portfolio as funding levels increased. The target asset mix as of December 31, 2016 was approximately 46 percent to equity investments and approximately 54 percent to fixed income investments. The target asset mix for EEI’s plan assets as of December 31, 2016 was approximately 60 percent to equity investments and approximately 40 percent to fixed income investments. EEI’s plan assets are routinely monitored and rebalanced as circumstances warrant.
Derivatives may be used to gain market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investment. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, periodic asset/liability studies and annual liability measurements.
The following tables set forth by level within the fair value hierarchy assets that were accounted for at fair value related to our pension and other post-employment plans. These assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

	Fair Value as of December 31, 2016
(amounts in millions)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$2	$—	$6
Equity securities:
U.S. companies (1)	18	129	—	147
Non-U.S. companies (2)	1	15	—	16
International (3)	8	58	—	66
Fixed income securities (4)	70	161	—	231
Trust asset receivable (5)	—	—	—	—
Total	$101	$365	$—	$466

	Fair Value as of December 31, 2015
(amounts in millions)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1	$1	$—	$2
Equity securities:
U.S. companies (1)	32	125	—	157
Non-U.S. companies (2)	—	10	—	10
International (3)	8	54	—	62
Fixed income securities (4)	83	152	—	235
Trust asset receivable (5)	—	11	—	11
Total	$124	$353	$—	$477
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(1)	This category comprises a domestic common collective trust not actively managed that tracks the Dow Jones total U.S. stock market.

(2)	This category comprises a common collective trust not actively managed that tracks the MSCI All Country World Ex-U.S. Index.

(3)	This category comprises actively managed common collective trusts that hold U.S. and foreign equities. These trusts track the MSCI World Index.

(4)	This category includes a mutual fund and a trust that invest primarily in investment grade corporate bonds.

(5)	Relates to the pension and other post-employment plans transferred to Dynegy as a result of the Acquisitions.
Contributions and Payments.  We were required to make no contributions and $4 million in contributions to our pension plans and $2 million and no contributions to our other post-employment benefit plans during the years ended December 31, 2016 and 2015, respectively. We are required to make contributions of $4 million to our pension plans and $2 million to our other post-employment benefit plans during 2017.
Our expected benefit payments for future services for our pension and other post-employment benefits are as follows:

(amounts in millions)	Pension Benefits	Other Benefits
2017	$35	$4
2018	$34	$3
2019	$35	$3
2020	$37	$3
2021	$37	$3
2022 - 2026	$193	$13